FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /    /      (a)

                  or fiscal year ending:   12/31/04    (b)


Is this a transition report?  (Y/N)  N
                                     -------------


Is this an amendment to a previous filing? (Y/N)   N
                                                  --------------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Life Account I

  B. File Number: 811-4327

  C. Telephone Number: 715-346-6000


2.A.    Street: 1800 North Point Drive

  B.    City: Stevens Point   C. State: WI  D. Zip Code: 54481  Zip Ext.:_____

  E. Foreign Country: ____________________  Foreign Postal Code:______________


3. Is this the first filing on this form by Registrant? (Y/N) N


4.       Is this the last filing on this form by Registrant? (Y/N) N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]


6.       Is Registrant a unit investment trust (UIT)? (Y/N) Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]


7.A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/04                        If filing more than one
                  -------------------

File number 811-  4327                             Page 47, "X" box:  [  ]
                 -------------------







UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:__________________________________________________

    B.[/] File Number (If any)_____________________________________________

    C.[/] City:_______________ State:_______ Zip Code:______ Zip Ext.______

      [/] Foreign Country:___________________ Foreign Postal Code:_________


111.A.[/] Depositor Name:__________________________________________________

    B.[/] File Number (If any)_____________________________________________

    C.[/] City:_______________ State:_______ Zip Code:______ Zip Ext.______

      [/] Foreign Country:___________________ Foreign Postal Code:_________


112.A.[/] Sponsor Name:____________________________________________________

    B.[/] File Number (If any)_____________________________________________

    C.[/] City:_____________ State:_______ Zip Code:______ Zip Ext._____

      [/] Foreign Country:____________________ Foreign Postal Code:_____


112.A.[/] Sponsor Name:____________________________________________________

    B.[/] File Number (If any)_____________________________________________

    C.[/] City:_____________ State:_______ Zip Code:______ Zip Ext._____

      [/] Foreign Country:____________________ Foreign Postal Code:_____

For period ending  12/31/04                           If filing more than one
                  -------------------

File number 811-  4327                                Page 48, "X" box:  [  ]
                 -------------------







113.A.[/] Trustee Name:______________________________________________________

    B.[/] City:____________ State:_______ Zip Code:_______ Zip Ext.__________

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


113.A.[/] Trustee Name:______________________________________________________

    B.[/] City:____________ State:_______ Zip Code:_______ Zip Ext.__________

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


114.A.[/] Principal Underwriter Name:________________________________________

    B.[/] File Number 8-_________________

    C.[/] City:_____________ State:__________ Zip Code:_______ Zip Ext.______

      [/] Foreign Country:________________ Foreign Postal Code:______________


114.A.[/] Principal Underwriter Name:________________________________________

    B.[/] File Number 8-_________________

    C.[/] City:_____________ State:__________ Zip Code:_______ Zip Ext.______

      [/] Foreign Country:________________ Foreign Postal Code:______________


115.A.[/] Independent Public Accountant Name:________________________________

    B.[/] City:_____________ State:________ Zip Code:________ Zip Ext._______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


115.A.[/] Independent Public Accountant Name:________________________________

    B.[/] City:_____________ State:________ Zip Code:________ Zip Ext._______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________

For period ending  12/31/04                    If filing more than one
                  -------------------

File number 811-  4327                         Page 49, "X" box:  [  ]
                 -------------------







116. Family of investment companies information:

         A.[/] Is Registrant part of a family of investment
               companies?(Y/N)___________________________________       ______
                                                                        Y/N

         B.[/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.[/] Is Registrant a separate account of an insurance
          company? (Y/N)_________________________________________       ______
                                                                        Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)_____________________       ______
                                                                        Y/N

     C.[/] Scheduled premium variable life contracts? (Y/N)______       ______
                                                                        Y/N

       D.[/] Flexible premium variable life contracts? (Y/N)_____       ______
                                                                        Y/N

       E.[/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N) _______________________       ______
                                                                        Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act
        of 1933___________________________________________________      ______

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became
        effective during the period_______________________________      ______

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in
        item 119 ($000's omitted)_________________________________     $______

121.[/] State the number of series for which a current prospectus
        was in existence at end of the period_____________________      ______

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933
        during the current period_________________________________      ______

For period ending  12/31/04                           If filing more than one
                  -------------------

File number 811-  4327                                Page 50, "X" box:  [  ]
                 -------------------







123.[/] State the total value of the additional units considered
        in answering Item 122 ($000's omitted)_____________________    $______

124.[/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted}__________________________________________    $______

125.[/]  State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)______________    $______

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series) ($000's omitted)________   $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                      Number of   Total Assets   Total Income
                                       Series       ($000's      Distribution
                                      Investing     omitted)   ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent

F. All other corporate intermed.
   & long-term debt

G. All other corporate short-term
   debt

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers

I. Investment company equity
   securities

J. All other equity securities          1                $6,699           0
                                      --------          -------      ----------

K. Other securities


L. Total assets of all series
   of registrant                                        $6,699
                                     --------          --------     -----------

For period ending  12/31/04                        If filing more than one
                  -------------------

File number 811-  4327                             Page 51, "X" box:  [  ]
                 -------------------








128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)___      ______
                                                                        Y/N
         [If answer is "N" (No), go to item 131.]


129.[/] Is the issuer of any instrument covered in item 128 delinquent or in
default as to payment of     principal or interest at the end of the current
period? (Y/N)____________________________________________________       ______
                                                                        Y/N
         [If answer is "N" (No), go to item 131.]


130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
guarantees? (Y/N)_______________________________________________        ______
                                                                        Y/N


131.[/] Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)______________________________       $ 62

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

811-            811-            811-             811-            811-
    ----------      ---------       ----------       ----------      ----------

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 10th day of February, 2005.

                                SENTRY VARIABLE LIFE ACCOUNT I (Registrant)
                                SENTRY LIFE INSURANCE COMPANY (Depositor)


                                s/William M. O'Reilly
                                ---------------------------------------------
                                William M. O'Reilly, Secretary


WITNESS:


s/Mary Fruin
------------------------------------
Mary Fruin